ACCRUED EXPENSES AND OTHER PAYABLES	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

Note 7 – accrued expenses and other payables

Accrued expenses and other payable consisted of the following:

	September 30, 2017	June 30, 2017
Deposit	$31,017	$30,515
Salary payable and other payable	48,061	36,460
Advances from customers	1,668	—
Total	$80,746	$66,975

Note 8 – accrued expenses and other payables

Accrued expenses and other payable consisted of the following:

	June 30, 2017	June 30, 2016
Deposits	$30,515	$15,403
Salary payable	36,460	50,872
Commission	—	9,869
Total	$66,975	$75,784